Significant Shareholdings and Related Party Transactions	12 Months Ended
Jun. 30, 2023
Related Party [Abstract]
Significant Shareholdings and Related Party Transactions	Significant Shareholdings and Related Party Transactions
Significant shareholdings
At 30 June 2023, the Group held 100% of the share capital of the following entities:

Subsidiary	Country of Incorporation	Class of Shares Held	Percentage of Shares Held	Principal Activity
Endava Argentina SRL	Argentina	Ordinary	100%	Provision of IT Services
Endava Australia Pty Ltd	Australia	Ordinary	100%	Provision of IT Services
DEK Corporation Pty Ltd	Australia	Ordinary	100%	Provision of IT Services
Lexicon Consolidated Holdings Pty Ltd	Australia	Ordinary	100%	Provision of IT Services
Lexicon Digital Trust	Australia	Ordinary	100%	Provision of IT Services
Lexicon Digital Pty Ltd	Australia	Ordinary	100%	Provision of IT Services
Mudbath & Co Pty Ltd	Australia	Ordinary	100%	Provision of IT Services
Endava Austria GmbH	Austria	Ordinary	100%	Provision of IT Services
Endava d.o.o. Banja Luka	Bosnia and Herzegovina	Ordinary	100%	Provision of IT Services
Endava d.o.o. Sarajevo	Bosnia and Herzegovina	Ordinary	100%	Provision of IT Services
Endava EOOD	Bulgaria	Ordinary	100%	Provision of IT services
Endava Canada Inc.	Canada	Ordinary	100%	Provision of IT Services
Endava Colombia S.A.S.	Colombia	Ordinary	100%	Provision of IT Services

Endava S.A.S.	Colombia	Ordinary	100%	Provision of IT Services
Endava d.o.o	Croatia	Ordinary	100%	Provision of IT Services
Endava ApS	Denmark	Ordinary	100%	Provision of IT Services
Endava GmbH	Germany	Ordinary	100%	Provision of IT services
Endava Munchen GmbH	Germany	Ordinary	100%	Provision of IT Services
Endava (Ireland) Limited	Ireland	Ordinary	100%	Provision of IT services
Endava Digital Services Limited	Ireland	Ordinary	100%	Provision of IT Services
Endava Malaysia SDN. BHD.	Malaysia	Ordinary	100%	Provision of IT Services
Lvvl Mexico S. de R.L. de C.V.	Mexico	Ordinary	100%	Provision of IT Services
ICS Endava SRL	Moldova	Ordinary	100%	Provision of IT services
Endava B.V.	The Netherlands	Ordinary	100%	Provision of IT services
Endava Holdings B.V.	The Netherlands	Ordinary	100%	Holding Company
Endava DOOEL Skopje	North Macedonia	Ordinary	100%	Provision of IT services
Endava Poland sp. z.o.o	Poland	Ordinary	100%	Provision of IT services
Endava Romania SRL	Romania	Ordinary	100%	Provision of IT services
Endava d.o.o. Beograd	Serbia	Ordinary	100%	Provision of IT Services
Endava Digital Services d.o.o. Beograd	Serbia	Ordinary	100%	Provision of IT Services
Endava Singapore Pte. Ltd	Singapore	Ordinary	100%	Provision of IT Services
Endava Digitalne Resitve d.o.o.	Slovenia	Ordinary	100%	Provision of IT Services
DEK Technologies Sweden AB	Sweden	Ordinary	100%	Provision of IT Services
Endava Switzerland GmbH	Switzerland	Ordinary	100%	Provision of IT Services
Endava Middle East FZ-LLC	UAE	Ordinary	100%	Provision of IT Services
Endava (Managed Services) Limited	United Kingdom	Ordinary	100%	Provision of IT services
Endava (UK) Limited	United Kingdom	Ordinary	100%	Provision of IT services
Endava Limited Guernsey Employee Benefit Trust	United Kingdom	Ordinary	100%	Employee Benefit Trust
Intuitus Limited	United Kingdom	Ordinary	100%	Provision of IT services
Business Agility Consulting Limited	United Kingdom	Ordinary	100%	Provision of IT services
Endava Holdings Inc	United States	Ordinary	100%	Holding Company
Endava Inc.	United States	Ordinary	100%	Provision of IT services
Endava LLC	United States	Ordinary	100%	Provision of IT Services
Endava Nearshore Ventures LLC	United States	Ordinary	100%	Provision of IT Services
Endava USA West Inc	United States	Ordinary	100%	Provision of IT Services
Five Minutes Studio, Inc	United States	Ordinary	100%	Provision of IT Services
Levvel Digital LLC	United States	Ordinary	100%	Provision of IT Services
Levvel LLC	United States	Ordinary	100%	Provision of IT Services
Endava Uruguay SRL	Uruguay	Ordinary	100%	Provision of IT Services
DEK Technologies Vietnam Company Limited	Vietnam	Ordinary	100%	Provision of IT Services
Endava Limited Liability Company	Vietnam	Ordinary	100%	Provision of IT Services
Dormant Entities

Subsidiary	Country of Incorporation	Class of Shares Held	Percentage of Shares Held
Endava (Romania) Limited	United Kingdom	Ordinary	100%
Testing4Finance Ltd	United Kingdom	Ordinary	100%
Related Party Transactions
At 30 June 2023, the executive officers and directors owned 10,092,540 ordinary shares, nominal value £0.02 per share (2022: 10,130,237 ordinary shares, nominal value £0.02) and held awards over a further 240,155 ordinary shares, nominal value of £0.02 (2022: 298,383 ordinary shares, nominal value of £0.02).
Since April 2020, one of our directors, Sulina Connal, has been employed by Google as Director of Product Partnerships for News, Web and Publishing for EMEA. In the ordinary course of its business, from time to time Endava enters into agreements for cloud service or other solutions provided by Google in connection with services provided by Endava to its clients. All transactions with Google were entered into on an arms-length basis. For the year ended 30 June 2023, the aggregate cost incurred by Endava to Google for such services was £0.6 million (30 June 2022: £0.5 million).
Other than the transactions with executive officers and directors disclosed above, no other related party transactions have been identified.
Ultimate Parent
Endava plc is the ultimate parent entity of the Group and it is considered that there is no ultimate controlling party.